Net loss per share and dividends per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders	$ (38,086,701)	$ (6,046,195)	$ (22,861,257)
Denominator:
Weighted average number of shares outstanding, basic (in shares)	33,882,932	33,241,936	33,097,831
Weighted average number of shares outstanding, diluted (in shares)	33,882,932	33,241,936	33,097,831
Net loss per share, basic (in dollars per share)	$ (1.12)	$ (0.18)	$ (0.69)
Net loss per share, diluted (in dollars per share)	$ (1.12)	$ (0.18)	$ (0.69)